PROVISIONS AND CONTINGENCIES - Current and non-current (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total provisions
Total other provisions	$ 34,561	$ 76,549
Current portion	17,508	60,321
Non-current portion	$ 17,053	$ 16,228